UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/06

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
05/09/06

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 68

Form 13F Information Table Value Total (x$1000):  $553,258

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                         VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------------  -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp                 COM       00208J108      4972     113230     SH          Sole               113230
Access Integrated Technolo-A       COM       004329108     13918    1083100     SH          Sole              1083100
Adeza Biomedical Corp              COM       006864102      8458     400300     SH          Sole               400300
Advanced Energy Industries Inc     COM       007973100      6737     476760     SH          Sole               476760
Allis-Chalmers Energy, Inc.        COM       019645506      2229     163500     SH          Sole               163500
Anglogold LTD                      COM       035128206      7674     141800     SH          Sole               141800
Arena Resources Inc.               COM       040049108      6609     189362     SH          Sole               189362
Arena Warrants                     COM       040049108       430      17476     SH          Sole                17476
Bankers Petroleum Ltd              COM       066286105       333     418500     SH          Sole               418500
Bema Gold Corp                     COM       08135f107      2799     631850     SH          Sole               631850
Biosphere Medical Inc.             COM       09066v103      2975     403900     SH          Sole               403900
CE Franklin LTD                    COM       125151100      4530     301991     SH          Sole               301991
Cadence Resources Corp             COM       12738n103      4054     750700     SH          Sole               750700
Candela Corp                       COM       136907102      8368     387430     SH          Sole               387430
Centillium Communications          COM       152319109      1229     320760     SH          Sole               320760
Delta Petroleum Corp               COM       247907207      3849     183090     SH          Sole               183090
Diamond Offshore Drilling          COM       25271C102      7862      87840     SH          Sole                87840
Diedrich Coffee                    COM       253675201      4442     955233     SH          Sole               955233
Diedrick Coffee Warrants           COM       253675110         0     208331     SH          Sole               208331
Dril Quip Inc                      COM       262037104      7953     112250     SH          Sole               112250
E-Z-EM Inc.                        COM       269305405      3469     154950     SH          Sole               154950
Electroglas Inc.                   COM       285324109     13762    2529829     SH          Sole              2529829
Emageon Inc.                       COM       29076V109      9207     541900     SH          Sole               541900
Energy Metals Corp                 COM       29271B106      2377     465600     SH          Sole               465600
Ensco International, Inc.          COM       26874Q100      8471     164650     SH          Sole               164650
Entrust Technologies Inc           COM       293848107     14747    3277007     SH          Sole              3277007
Flotek Industries, Inc.            COM       343389102       437      17420     SH          Sole                17420
FreightCar America Inc.            COM       357023100      8699     136777     SH          Sole               136777
Fronteer Development Group, In     COM       35903Q106      1630     387200     SH          Sole               387200
GMX Resources Inc.                 COM       38011M108      5468     146000     SH          Sole               146000
Gastar Exploration                 COM       367299104       610     143200     SH          Sole               143200
Genoil Inc.                        COM       371924101       120     100000     SH          Sole               100000
Grant Prideco Inc.                 COM       38821G101      6978     162880     SH          Sole               162880
Grey Wolf Inc.                     COM       397888108      3929     528079     SH          Sole               528079
Hawaiian Holdings Inc.             COM       419879101       521     100000     SH          Sole               100000
Hutchinson Technology              COM       448407106       422      14000     SH          Sole                14000
Intevac                            COM       461148108     10297     357800     SH          Sole               357800
KFX Inc.                           COM       48245L107     61351    3370900     SH          Sole              3370900
KFX Inc.Warrants                   COM       48245L115    112611    7288750     SH          Sole              7288750
Kinross Gold Corp                  COM       496902404      1093     100000     SH          Sole               100000
LKQ Corp                           COM       501889208      7763     373040     SH          Sole               373040
Lufkin Industries Inc.             COM       549764108      6607     119173     SH          Sole               119173
Metretek Technologies Inc.Priv     COM       59159Q107      1400     100000     SH          Sole               100000
NQL Energy Services Inc            COM       62936W108      8989    1438200     SH          Sole              1438200
National Oilwell Varco, Inc.       COM       637071101     12478     194598     SH          Sole               194598
Natural Gas Services Group         COM       63886Q109     12010     671700     SH          Sole               671700
Nuance Communications Inc.         COM       67020Y100     10173     861400     SH          Sole               861400
Oil Service Holdrs Trust           COM       678002106      5138      35000     SH          Sole                35000
Ominicell Inc.                     COM       68213N109      4410     387144     SH          Sole               387144
On Assignment Inc.                 COM       682159108      4754     432977     SH          Sole               432977
P.A.M. Transportation Svcs         COM       693149106       542      22000     SH          Sole                22000
Pan American Silver Corp           COM       697900108      5701     224460     SH          Sole               224460
Parallel Petroleum                 COM       699157103      6671     361560     SH          Sole               361560
Photon Dynamics, Inc.              COM       719364101      6585     351200     SH          Sole               351200
Pride International Inc.           COM       74153Q102      3822     122591     SH          Sole               122591
Rowan Companies                    COM       779382100      5371     122190     SH          Sole               122190
Seitel Inc.                        COM       816074405     10618    3318266     SH          Sole              3318266
Sirenza Microdevices               COM       82966T106      5406     572093     SH          Sole               572093
Spectranetics Corporation          COM       84760C107     11931    1009389     SH          Sole              1009389
Tesco Corp                         COM       88157K101      8517     447340     SH          Sole               447340
Tetra Technologies Inc.            COM       88162F105      4704     100000     SH          Sole               100000
Toreador Resources Corp            COM       891050106      8399     269969     SH          Sole               269969
Transocean Inc.                    COM       G90078109      8599     107080     SH          Sole               107080
Treasure Island Royalty Trust      COM       894626209      1504    1834442     SH          Sole              1834442
Ultra Petroleum Corp               COM       903914109      6106      97998     SH          Sole                97998
Uranium Resources Inc.             COM       916901507      5276    2821500     SH          Sole              2821500
W-H Energy Services                COM       92925E108      7850     176440     SH          Sole               176440
WebSideStory Inc.                  COM       947685103      6314     367287     SH          Sole               367287
REPORT SUMMARY                           68 DATA RECORDS  553258                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED